Deposits	12 Months Ended
Dec. 31, 2011
Deposit Liabilities [Abstract]
Deposits
Note 5 - Deposits

The components of deposits at December 31, 2011 and 2010 consist of the following:

	2011	2010
	(In Thousands)
Non-interest bearing	$4,523	$3,705
NOW accounts	13,518	10,995
Regular savings and demand clubs	35,922	24,787
Money market	24,498	27,857
Individual retirement accounts	17,486	18,266
Certificates of deposit	79,155	76,796

	$175,102	$162,406

As of December 31, 2011, individual retirement accounts and certificates of deposit have scheduled maturities as follows (in thousands):

2012	$50,951
2013	30,068
2014	5,776
2015	5,234
2016	4,612

$96,641

The aggregate amount of time deposits, each with a minimum denomination of $100,000 was $30,7987,000 and $27,552,000 at December 31, 2011 and 2010, respectively.  Under the Dodd-Frank Act, deposit insurance per account owner has been raised from $100,000 to $250,000.

Interest expense on deposits for the years ended December 31, 2011 and 2010 is as follows:

	2011	2010
	(In Thousands)

NOW accounts	$45	$62
Regular savings and demand clubs	118	199
Money market	142	239
Individual retirement accounts	408	508
Certificates of deposit	1,186	1,513

	$1,899	$2,521